PROPERTY, PLANT AND EQUIPMENT, NET (Details) (USD $)	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
Property and equipment, net
Gross	$ 1,645,431,032	$ 1,248,963,415
Less: Accumulated depreciation	(517,481,282)	(413,829,203)
Total	1,127,949,750	835,134,212
Construction in progress	125,592,941	54,618,397
Property, plant and equipment, net	1,253,542,691	889,752,609
Depreciation of property, plant and equipment	107,185,306	115,964,302	110,221,637
Total carrying amount of pledged property, plant and equipment to secure bank borrowings	563,550,148	490,979,601
Buildings
Property and equipment, net
Gross	214,327,475	193,651,543
Plant and machinery
Property and equipment, net
Gross	991,407,500	895,418,208
Solar energy projects systems
Property and equipment, net
Gross	324,703,525	51,681,954
Less: Accumulated depreciation	(5,959,559)	(3,795,997)
Construction in progress	66,733,408	262,682
Property, plant and equipment, net	385,477,374	48,148,639
Motor vehicles
Property and equipment, net
Gross	3,753,834	3,459,925
Electronic equipment, furniture and fixtures
Property and equipment, net
Gross	$ 111,238,698	$ 104,751,785